Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Restricted Cash
Cash	$ 3,259	$ 15,361
Restricted cash	130	165
Cash and restricted cash	$ 3,389	$ 15,526